Derivatives and hedging activities	6 Months Ended
Jun. 30, 2023
Derivatives and hedging activities
20 Derivatives and hedging activities
> Refer to “Note 32 – Derivatives and hedging activities” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information.
Fair value of derivative instruments
The tables below present gross derivative replacement values by type of contract and balance sheet location and whether the derivative is used for trading purposes or in a qualifying hedging relationship. Notional amounts have also been provided as an indication of the volume of derivative activity within the Bank.
Information on bifurcated embedded derivatives has not been included in these tables. Under US GAAP, the Bank elected to account for substantially all financial instruments with an embedded derivative that is not considered clearly and closely related to the host contract at fair value.
> Refer to “Note 23 – Financial instruments” for further information.
Fair value of derivative instruments
	Trading			Hedging			[1]
end of 6M23	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,196.6	0.1	0.1	0.0	0.0	0.0
Swaps	7,405.9	19.9	18.8	129.8	0.1	1.7
Options bought and sold (OTC)	554.2	6.4	6.7	0.0	0.0	0.0
Futures	142.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	0.8	0.0	0.0	0.0	0.0	0.0
Interest rate products	10,299.6	26.4	25.6	129.8	0.1	1.7
Forwards	389.3	3.9	4.0	27.5	0.1	0.0
Swaps	318.3	10.0	10.8	0.0	0.0	0.0
Options bought and sold (OTC)	105.0	2.0	2.0	0.0	0.0	0.0
Futures	3.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	1.7	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	817.3	15.9	16.8	27.5	0.1	0.0
Forwards	0.1	0.0	0.0	0.0	0.0	0.0
Swaps	17.6	0.9	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	145.5	5.4	7.9	0.0	0.0	0.0
Futures	13.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	373.7	16.3	15.4	0.0	0.0	0.0
Equity/index-related products	550.5	22.6	23.7	0.0	0.0	0.0
Credit derivatives [2]	260.7	2.1	2.7	0.0	0.0	0.0
Forwards	5.0	0.1	0.1	0.0	0.0	0.0
Swaps	6.7	0.6	0.3	0.0	0.0	0.0
Options bought and sold (OTC)	7.0	0.1	0.1	0.0	0.0	0.0
Futures	3.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.9	0.1	0.0	0.0	0.0	0.0
Other products [3]	24.7	0.9	0.5	0.0	0.0	0.0
Total derivative instruments	11,952.8	67.9	69.3	157.3	0.2	1.7
The notional amount, PRV and NRV (trading and hedging) was CHF 12,110.1 billion, CHF 68.1 billion and CHF 71.0 billion, respectively, as of June 30, 2023.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Fair value of derivative instruments (continued)
	Trading			Hedging			[1]
end of 2022	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)	Notional amount	Positive replacement value (PRV)	Negative replacement value (NRV)
Derivative instruments (CHF billion)
Forwards and forward rate agreements	2,088.2	1.7	1.7	0.0	0.0	0.0
Swaps	9,140.3	24.3	21.7	130.1	0.1	1.8
Options bought and sold (OTC)	644.4	8.2	8.6	0.0	0.0	0.0
Futures	144.9	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	35.9	0.0	0.0	0.0	0.0	0.0
Interest rate products	12,053.7	34.2	32.0	130.1	0.1	1.8
Forwards	701.4	8.7	10.0	17.7	0.1	0.2
Swaps	353.5	14.3	13.5	0.0	0.0	0.0
Options bought and sold (OTC)	167.5	2.5	2.7	0.0	0.0	0.0
Futures	4.1	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.8	0.0	0.0	0.0	0.0	0.0
Foreign exchange products	1,229.3	25.5	26.2	17.7	0.1	0.2
Forwards	0.3	0.0	0.0	0.0	0.0	0.0
Swaps	22.8	0.9	0.7	0.0	0.0	0.0
Options bought and sold (OTC)	181.4	5.2	7.5	0.0	0.0	0.0
Futures	42.0	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	469.3	18.9	18.5	0.0	0.0	0.0
Equity/index-related products	715.8	25.0	26.7	0.0	0.0	0.0
Credit derivatives [2]	352.0	3.2	3.4	0.0	0.0	0.0
Forwards	6.9	0.1	0.1	0.0	0.0	0.0
Swaps	9.5	0.7	0.4	0.0	0.0	0.0
Options bought and sold (OTC)	8.8	0.1	0.1	0.0	0.0	0.0
Futures	12.6	0.0	0.0	0.0	0.0	0.0
Options bought and sold (exchange-traded)	2.7	0.1	0.0	0.0	0.0	0.0
Other products [3]	40.5	1.0	0.6	0.0	0.0	0.0
Total derivative instruments	14,391.3	88.9	88.9	147.8	0.2	2.0
The notional amount, PRV and NRV (trading and hedging) was CHF 14,539.1 billion, CHF 89.1 billion and CHF 90.9 billion, respectively, as of December 31, 2022.
1 Relates to derivative contracts that qualify for hedge accounting under US GAAP.
2 Primarily credit default swaps.
3 Primarily precious metals, commodity and energy products.
Netting of derivative instruments
> Refer to “Derivatives” in Note 17 – Offsetting of financial assets and financial liabilities for further information on the netting of derivative instruments.
Gains or (losses) on fair value hedges
in	6M23	6M22
Interest rate products (CHF million)
Hedged items [1]	392	2,508
Derivatives designated as hedging instruments [1]	(400)	(2,370)
The accrued interest on fair value hedges is recorded in net interest income and is excluded from this table.
1 Included in net interest income.
Hedged items in fair value hedges
	6M23					2022
	Hedged items					Hedged items
end of	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]	Carrying amount	Hedging adjustments	[1]	Discontinued hedges	[2]
Assets (CHF billion)
Investment securities	0.9	(0.1)		0.0		0.8	(0.1)		0.0
Net loans	35.7	(0.1)		(1.8)		29.0	(1.3)		(0.7)
Liabilities (CHF billion)
Long-term debt	68.4	(0.5)		(4.5)		72.0	(1.0)		(4.4)
1 Relates to the cumulative amount of fair value hedging adjustments included in the carrying amount.
2 Relates to the cumulative amount of fair value hedging adjustments remaining for any hedged items for which hedge accounting has been discontinued.
Cash flow hedges
in	6M23	6M22
Interest rate products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	342	(821)
Gains/(losses) reclassified from AOCI into interest and dividend income	104	177
Foreign exchange products (CHF million)
Gains/(losses) recognized in AOCI on derivatives	17	(50)
Total other operating expenses	(10)	(22)
Gains/(losses) reclassified from AOCI into income	(10)	(22)
As of the end of 6M23, the maximum length of time over which the Bank hedged its exposure to the variability in future cash flows for forecasted transactions, excluding those forecasted transactions related to the payment of variable interest on existing financial instruments, was 12 months.
The net loss associated with cash flow hedges expected to be reclassified from accumulated other comprehensive income (AOCI) within the next 12 months is CHF 515 million.
Net investment hedges
in	6M23	6M22
Foreign exchange products (CHF million)
Gains/(losses) recognized in the cumulative translation adjustments section of AOCI	(81)	(57)
Gains/(losses) reclassified from the cumulative translation adjustments section of AOCI into other revenues	4	0
The Bank includes all derivative instruments not included in hedge accounting relationships in its trading activities.
> Refer to “Note 6 – Trading revenues” for gains and losses on trading activities by product type.
Disclosures relating to contingent credit risk
Certain of the Bank’s derivative instruments contain provisions that require the maintenance of contractually specified credit ratings from each of the major credit rating agencies. If the ratings fall below the level specified in the contract, the counterparties to the agreement could request payment of additional collateral on those derivative instruments that are in a net liability position. Certain of the derivative contracts also provide for termination of the contract, generally upon a downgrade of the contractually specified credit ratings. Such derivative contracts are reflected at close-out costs.
The following table provides the Bank’s current net exposure from contingent credit risk relating to derivative contracts with bilateral counterparties and SPEs that include credit support agreements, the related collateral posted and the additional collateral that could be called by counterparties in the event of a one-, two-, or three-notch downgrade in the contractually specified credit ratings. The table also includes derivative contracts with contingent credit risk features without credit support agreements that have accelerated termination event conditions. The current net exposure for derivative contracts with bilateral counterparties and contracts with accelerated termination event conditions is the aggregate fair value of derivative instruments that were in a net liability position. For SPEs, the current net exposure is the contractual amount that is used to determine the collateral payable in the event of a downgrade. The contractual amount could include both the NRV and a percentage of the notional value of the derivative.
Contingent credit risk
	6M23				2022
end of	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total	Bilateral counterparties	Special purpose entities	Accelerated terminations	Total
Contingent credit risk (CHF billion)
Current net exposure	1.1	0.1	0.0	1.2	1.2	0.1	0.1	1.4
Collateral posted	0.9	0.1	–	1.0	1.0	0.1	–	1.1
Impact of a one-notch downgrade event	0.3	0.0	0.0	0.3	0.4	0.0	0.1	0.5
Impact of a two-notch downgrade event	0.4	0.0	0.0	0.4	0.5	0.1	0.2	0.8
Impact of a three-notch downgrade event	0.5	0.1	0.0	0.6	0.5	0.1	0.2	0.8
The impact of a downgrade event reflects the amount of additional collateral required for bilateral counterparties and special purpose entities and the amount of additional termination expenses for accelerated terminations, respectively.

Credit derivatives
> Refer to “Note 32 – Derivatives and hedging activities” in VIII – Consolidated financial statements – Credit Suisse (Bank) in the Credit Suisse Annual Report 2022 for further information on credit derivatives.
Credit protection sold/purchased
The following tables do not include all credit derivatives and differ from the credit derivatives in the “Fair value of derivative instruments” tables. This is due to the exclusion of certain credit derivative instruments under US GAAP, which defines a credit derivative as a derivative instrument (a) in which one or more of its underlyings are related to the credit risk of a specified entity (or a group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit risk-related events specified in the contract.
Total return swaps (TRS) of CHF 3.2 billion and CHF 5.9 billion as of the end of 6M23 and 2022 were also excluded because a TRS does not expose the seller to potential loss from credit risk-related events specified in the contract. A TRS only provides protection against a loss in asset value and not against additional amounts as a result of specific credit events.
Credit protection sold/purchased
	6M23							2022
end of	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold	Credit protection sold	Credit protection purchased	[1]	Net credit protection (sold)/ purchased	Other protection purchased		Fair value of credit protection sold
Single-name instruments (CHF billion)
Investment grade [2]	(37.7)	34.2		(3.5)	6.7		0.1	(52.8)	48.6		(4.2)	10.6		0.2
Non-investment grade	(14.5)	12.6		(1.9)	3.4		(0.1)	(22.3)	20.7		(1.6)	4.9		(0.2)
Total single-name instruments	(52.2)	46.8		(5.4)	10.1		0.0	(75.1)	69.3		(5.8)	15.5		0.0
of which sovereign	(11.8)	10.3		(1.5)	3.0		(0.1)	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(40.4)	36.5		(3.9)	7.1		0.1	(62.3)	58.0		(4.3)	11.1		0.1
Multi-name instruments (CHF billion)
Investment grade [2]	(54.0)	51.9		(2.1)	3.2		0.2	(54.3)	50.8		(3.5)	8.9		0.1
Non-investment grade	(18.0)	16.9		(1.1)	3.5	[3]	(0.5)	(30.9)	28.4		(2.5)	9.5	[3]	(0.6)
Total multi-name instruments	(72.0)	68.8		(3.2)	6.7		(0.3)	(85.2)	79.2		(6.0)	18.4		(0.5)
of which non-sovereign	(72.0)	68.8		(3.2)	6.7		(0.3)	(85.2)	79.2		(6.0)	18.4		(0.5)
Total instruments (CHF billion)
Investment grade [2]	(91.7)	86.1		(5.6)	9.9		0.3	(107.1)	99.4		(7.7)	19.5		0.3
Non-investment grade	(32.5)	29.5		(3.0)	6.9		(0.6)	(53.2)	49.1		(4.1)	14.4		(0.8)
Total instruments	(124.2)	115.6		(8.6)	16.8		(0.3)	(160.3)	148.5		(11.8)	33.9		(0.5)
of which sovereign	(11.8)	10.3		(1.5)	3.0		(0.1)	(12.8)	11.3		(1.5)	4.4		(0.1)
of which non-sovereign	(112.4)	105.3		(7.1)	13.8		(0.2)	(147.5)	137.2		(10.3)	29.5		(0.4)
1 Represents credit protection purchased with identical underlyings and recoveries.
2 Based on internal ratings of BBB and above.
3 Includes synthetic securitized loan portfolios.
The following table reconciles the notional amount of credit derivatives included in the table “Fair value of derivative instruments” to the table “Credit protection sold/purchased”.
Credit derivatives
end of	6M23	2022
Credit derivatives (CHF billion)
Credit protection sold	124.2	160.3
Credit protection purchased	115.6	148.5
Other protection purchased	16.8	33.9
Other instruments [1]	4.1	9.3
Total credit derivatives	260.7	352.0
1 Consists of total return swaps and other derivative instruments.
The segregation of the future payments by maturity range and underlying risk gives an indication of the current status of the potential for performance under the derivative contracts.
Maturity of credit protection sold
end of	Maturity less than 1 year	Maturity between 1 to 5 years	Maturity greater than 5 years	Total
6M23 (CHF billion)
Single-name instruments	10.3	39.4	2.5	52.2
Multi-name instruments	5.6	60.5	5.9	72.0
Total instruments	15.9	99.9	8.4	124.2
2022 (CHF billion)
Single-name instruments	10.0	61.8	3.3	75.1
Multi-name instruments	6.5	71.5	7.2	85.2
Total instruments	16.5	133.3	10.5	160.3